Item 1. Schedule of Investments


 T. Rowe Price U.S. Treasury Intermediate Fund
 Unaudited                                             February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares    Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  87.4%
 U.S. Treasury Obligations  87.4%
 U.S. Treasury Bonds
 7.50%, 11/15/16                                       2,300         2,919

 7.625%, 11/15/22                                      5,000         6,702

 9.375%, 2/15/06 ++                                    27,500        29,098

 13.875%, 5/15/11                                      7,000         7,864

 U.S. Treasury Inflation-Indexed Bonds
 2.375%,1/15/25                                        3,029         3,239
 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        15,146        15,584

 U.S. Treasury Notes
 3.125%, 9/15/08                                       9,800         9,567

 4.25%, 8/15/13 - 11/15/14                             68,030        67,573

 4.75%, 11/15/08 - 5/15/14                             32,000        32,956

 4.875%, 2/15/12                                       12,850        13,386

 5.50%, 2/15/08                                        13,550        14,217

 5.625%, 5/15/08                                       15,750        16,619

 6.00%, 8/15/09                                        18,600        20,155

 Stripped Interest, STEP, 0.00%, 11/15/11              7,900         7,480

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $248,923)                        247,359

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 12.1%
 U.S. Government Obligations 12.1%

 Government National Mortgage Assn.
 5.00%, 8/15/33                                        1,482         1,478

 6.00%, 12/15/08 - 1/20/35                             16,015        16,646

 6.50%, 6/15/08 - 10/20/34                             869           914

 7.00%, 3/15/13 - 9/15/16                              663           702

 7.50%, 10/15/07 - 11/15/17                            308           327

 8.00%, 2/15/08 - 10/15/25                             196           212

 8.50%, 7/15/08 - 4/15/23                              115           124

 9.00%, 10/15/05 - 2/20/27                             23            26

 9.50%, 6/15/05 - 5/15/25                              90            100

 10.00%, 9/15/05 - 8/15/19                             5             6

 10.50%, 2/20/16 - 6/20/19                             57            64

 11.00%, 2/15/10 - 12/15/19                            135           151

 11.50%, 3/15/10 - 2/15/18                             247           279

 12.50%, 10/15/13 - 3/15/15                            24            27

 CMO
 VR, 2.212%, 10/16/17                                  4,051         3,818

 VR, 2.946%, 3/16/19                                   1,900         1,824

 VR, 3.022%, 1/16/19                                   1,459         1,415

 TBA
 4.50%, 1/1/34                                         1,500         1,457

 5.50%, 1/1/33                                         4,500         4,563

 Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $34,378)                                           34,133

 MONEY MARKET FUNDS 2.0%
 T. Rowe Price Government Reserve Investment Fund
 2.52% #+                                              5,679         5,679

 Total Money Market Funds (Cost $5,679)                              5,679

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts  (2)                                                      24

 Total Futures Contracts                                             24

 Total Investments in Securities
 101.5% of Net Assets (Cost $288,980)                           $    287,195


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
 +    Affiliated company - See Note 4
 CMO  Collateralized Mortgage Obligation
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a
      forward
      commitment basis
 VR   Variable Rate;  rate shown is effective rate at period-end


 (2) Open Futures Contracts at February 28, 2005 were as follows:
 ($ 000s)
                                                          Contract  Unrealized
                                          Expiration      Value     Gain (Loss)
 Short, 60 U.S. Treasury Note five
 year contracts, $75 par of 9.375% U.S.
 Treasury Bonds pledged as initial margin     6/05        $ (6,455)   $  22

 Net payments (receipts) of variation
 margin to date                                                          2

 Variation margin receivable (payable)
 on open futures contracts                                            $  24


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $288,980,000. Net unrealized loss aggregated $1,787,000 at period-end, of which $1,601,000 related to appreciated investments and $3,388,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $142,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $5,679,000 and $4,688,000, respectively.




 T. Rowe Price U.S. Treasury Long-Term Fund
 Unaudited                                               February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)


 U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 85.4% U.S. Treasury Obligations 85.4%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                       3,750         4,123

 6.00%, 2/15/26                                        14,150        16,381

 6.25%, 8/15/23 - 5/15/30                              26,025        30,949

 7.125%, 2/15/23                                       31,400        40,241

 7.625%, 2/15/25                                       21,375        29,137

 7.875%, 2/15/21                                       7,650         10,343

 8.75%, 5/15/17                                        3,000         4,174

 8.875%, 2/15/19 ++                                    26,725        38,296

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25                                       9,693         10,364
 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        9,087         9,350

 U.S. Treasury Notes, 3.125%, 1/31/07                  6,800         6,746

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $178,346)                        200,104

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 10.6%
 U.S. Government Obligations 10.6%

 Government National Mortgage Assn.
 5.00%, 8/15/33                                        1,185         1,182

 6.00%, 11/15/12 - 1/20/35                             10,275        10,702

 6.50%, 7/15/09 - 10/20/34                             941           992

 7.00%, 11/20/23 - 3/15/31                             6             7

 8.00%, 8/15/07 - 3/15/17                              100           106

 8.50%, 12/15/05 - 2/15/27                             551           590

 9.00%, 9/15/08 - 8/15/25                              854           944

 10.00%, 12/15/17 - 7/15/22                            121           135

 10.50%, 5/15/15 - 7/15/19                             49            54

 11.50%, 10/15/10 - 8/15/15                            18            21

 CMO
 4.485%, 10/16/33                                      1,500         1,430

 4.994%, 3/16/30                                       1,250         1,249

 5.50%, 2/20/30                                        2,550         2,602

 6.50%, 5/20/28                                        2,298         2,359

 TBA
 4.50%, 1/1/34                                         1,150         1,117

 5.50%, 1/1/33                                         1,200         1,217

 Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $24,495)                                           24,707
 MONEY MARKET FUNDS 4.9%
 T. Rowe Price Government Reserve Investment Fund
 2.52% #+                                              11,489        11,489

 Total Money Market Funds (Cost $11,489)                             11,489

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       14

 Total Futures Contracts                                             14

 Total Investments in Securities
 100.9% of Net Assets (Cost $214,330)                  $             236,314


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
  +  Affiliated company - See Note 4
 CMO Collateralized Mortgage Obligation
 TBA To Be Announced security was purchased on a forward commitment basis


 (2) Open Futures Contracts at February 28, 2005 were as follows:
 ($ 000s)
                                                        Contract    Unrealized
                                         Expiration     Value       Gain (Loss)
 Short, 15 U.S. Treasury Bond
 contracts, $485 par of 8.875% U.S.
 Treasury Bonds pledged as initial margin   6/05        $ (1,685)      $  14

 Net payments (receipts) of variation
 margin to date                                                           0
 Variation margin receivable (payable)
 on open futures contracts                                            $   14


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $214,330,000. Net unrealized gain aggregated $21,984,000 at period-end, of which $22,304,000 related to appreciated investments and $320,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $112,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $11,489,000 and $7,624,000, respectively.




 T. Rowe Price U.S. Treasury Money Fund
 (Unaudited)                                              February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                           $ Par         Value
 (Amounts in 000s)

 U.S. TREASURY OBLIGATIONS  99.9%
 U.S. Treasury Bills
 1.955%, 4/14/05                                       40,000        39,904

 1.9825%, 4/14/05                                      20,000        19,952

 2.005%, 4/21/05                                       20,000        19,943

 2.03%, 4/28/05                                        25,000        24,918

 2.14%, 5/5/05                                         15,000        14,942

 2.1925%, 3/3/05                                       177,894       177,872

 2.25%, 5/12/05                                        10,000        9,955

 2.2525%, 5/12/05                                      30,000        29,865

 2.2675%, 3/31/05                                      50,000        49,905

 2.285%, 5/19/05                                       30,000        29,850

 2.305%, 3/10/05                                       44,050        44,025

 2.325%, 3/10/05                                       1,809         1,808

 2.35%, 6/2/05                                         20,000        19,879

 2.351%, 3/17/05                                       45            45

 2.355%, 3/17/05                                       148,578       148,422

 2.4075%, 3/24/05                                      215,000       214,669

 2.4725%, 5/12/05                                      48,000        47,763

 U.S. Treasury Notes, 5.625%, 2/15/06                  15,000        15,363

 Total U.S. Treasury Obligations (Cost  $909,080)                    909,080

 Total Investments in Securities
 99.9% of Net Assets (Cost $909,080)                   $             909,080


 (1)  Denominated in U.S. dollars unless otherwise noted


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Money Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $909,080,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005